Revenue - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 oz
Silver Streaming Arrangement [Member] | Wheaton Precious Metal Corp [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Per Ounce Cash Payment	3.90
Number of ounces delivered under streaming arrangement	1,900,000
Silver Streaming Arrangement [Member] | Bottom of range [member] | Wheaton Precious Metal Corp [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Per Ounce Cash Payment	4.43
Silver Streaming Arrangement [Member] | Top of range [member] | Wheaton Precious Metal Corp [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Per Ounce Cash Payment	4.46
Orion Mine Finance [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces delivered under offtake arrangements	400,000
Orion Mine Finance [Member] | Los Filos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number Of Ounces To Be Delivered Before Pricing Mechanism Using Offset Arrangement	1,100,000
Orion Mine Finance [Member] | FazendaRDMPilar And Santa Luz [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number Of Ounces To Be Delivered Before Pricing Mechanism Using Offset Arrangement	700,000
Gold [Member] | Orion Mine Finance [Member] | Los Filos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Gold Production To Be Issued to Offset Arrangement	50.00%
Gold [Member] | Orion Mine Finance [Member] | FazendaRDMPilar And Santa Luz [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Gold Production To Be Issued to Offset Arrangement	35.00%
Silver [Member] | Silver Streaming Arrangement [Member] | Wheaton Precious Metal Corp [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number Of Ounces To Be Payable Using Offset Arrangement	5,000,000